FULLY BENEFIT RESPONSIVE INVESTMENT CONTRACTS	12 Months Ended
Dec. 31, 2025
401(k) Plan
FULLY BENEFIT RESPONSIVE INVESTMENT CONTRACTS
FULLY BENEFIT RESPONSIVE INVESTMENT CONTRACTS

NOTE 3 – FULLY BENEFIT RESPONSIVE INVESTMENT CONTRACTS

The Plan investments include a Capital Preservation Fund, managed by GSAM Stable Value, LLC, which is a unitized fund established solely for the investment of assets of the Plan. The account is credited with earnings on the underlying investments and charged for Plan participant withdrawals and administrative expenses. The Capital Preservation Fund holds the Short-Term Investment Fund (the “STIF”) along with synthetic guaranteed investment contracts, which hold limited liability companies and collective funds that invest in various fixed income securities. These synthetic investment contracts are included in the financial statements at contract value except the STIF. Contract value represents contributions made under the contracts, plus earnings, less participant withdrawals and administrative expenses.

The synthetic investment contracts within the Capital Preservation Fund specify certain conditions under which distributions from the contracts would be payable at amounts below contract value. Such circumstances may include the termination of the Plan, a material adverse change to the provisions of the Plan, if the employer elects to terminate a synthetic investment contract in order to switch to a different investment advisor or if the terms of a successor plan (in the event of the spin-off or sale of a division) do not meet the synthetic investment contract issuer’s underwriting criteria for issuance of a clone contract. The contracts may also limit the circumstances under which an issuer may terminate a synthetic investment contract. Examples of circumstances which would allow an issuer to terminate the contract include the Plan’s loss of its qualified status, un-cured material breaches of responsibilities, or material and adverse changes to the provisions of the Plan. If any one of these events were to occur, the issuer may terminate the contract at the market value of the underlying investments. Currently, the occurrence of an event that would cause the Plan to transact contract distributions at less than contract value is not probable.

The crediting rates of the contracts are based on agreed-upon formulas with the issuers, as defined in the contract agreements, but cannot be less than zero. The crediting rates are reviewed and reset on a monthly basis. The key factors that influence future crediting rates could include the following: the level of market interest rates; the amount and timing of participant contributions; transfers and withdrawals into/out of the contracts; and the duration of the underlying investments backing the contracts.